Note 9 - Intangible Assets - Components of Intangible Assets (Details) - USD ($)	12 Months Ended			36 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Statement Line Items [Line Items]
Balance, intangible assets	$ 839,637	$ 876,865
Balance, intangible assets	802,409	839,637	$ 876,865	$ 802,409
BB Photonics [member]
Statement Line Items [Line Items]
Amortization, intangible assets	0	0	0
Technology-based intangible assets [member]
Statement Line Items [Line Items]
Balance, intangible assets	714,000	714,000
Balance, intangible assets	714,000	714,000	714,000	714,000
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Balance, intangible assets	125,637	162,865
Balance, intangible assets	88,409	125,637	162,865	88,409
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance, intangible assets
Balance, intangible assets	900,131			900,131
Gross carrying amount [member] | DenseLight [member]
Statement Line Items [Line Items]
Acquired through the acquisition of DenseLight, intangible assets				186,131
Gross carrying amount [member] | BB Photonics [member]
Statement Line Items [Line Items]
Acquired through the acquisition of DenseLight, intangible assets				714,000
Gross carrying amount [member] | Technology-based intangible assets [member]
Statement Line Items [Line Items]
Balance, intangible assets
Balance, intangible assets	714,000			714,000
Gross carrying amount [member] | Technology-based intangible assets [member] | DenseLight [member]
Statement Line Items [Line Items]
Acquired through the acquisition of DenseLight, intangible assets
Gross carrying amount [member] | Technology-based intangible assets [member] | BB Photonics [member]
Statement Line Items [Line Items]
Acquired through the acquisition of DenseLight, intangible assets				714,000
Gross carrying amount [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Balance, intangible assets
Balance, intangible assets	186,131			186,131
Gross carrying amount [member] | Customer-related intangible assets [member] | DenseLight [member]
Statement Line Items [Line Items]
Acquired through the acquisition of DenseLight, intangible assets				186,131
Gross carrying amount [member] | Customer-related intangible assets [member] | BB Photonics [member]
Statement Line Items [Line Items]
Acquired through the acquisition of DenseLight, intangible assets
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance, intangible assets	60,494	23,266
Balance, intangible assets	97,722	60,494	23,266	97,722
Amortization, intangible assets	37,228	37,228	23,266
Accumulated depreciation, amortisation and impairment [member] | Technology-based intangible assets [member]
Statement Line Items [Line Items]
Balance, intangible assets
Balance, intangible assets
Amortization, intangible assets
Accumulated depreciation, amortisation and impairment [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Balance, intangible assets	60,494	23,266
Balance, intangible assets	97,722	60,494	23,266	$ 97,722
Amortization, intangible assets	$ 37,228	$ 37,228	$ 23,266